Related Party Transactions - Nature and Amounts of Transactions Entered into with Related Parties (Detail) (USD $)	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013
Related Party Transaction [Line Items]
Related party payable, Balance outstanding	$ 529,000		$ 587,000
Long-term related party payable, Balance outstanding	362,000		361,000
Related party receivable, Balance outstanding	22,105,000		17,179,000
Recharges (Credit) of Services [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(1,600,000)	4,100,000
Related party receivable, Balance outstanding	(3,000,000)		(2,300,000)
Recharges (Credit) of Services [Member] | Reynolds Group Holdings Limited [Member]
Related Party Transaction [Line Items]
Related party, Transaction values		200,000
Related party payable, Balance outstanding			200,000
Joint Services Agreement [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	2,500,000	1,500,000
Related party receivable, Balance outstanding	2,200,000		400,000
Sale of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	14,300,000	19,600,000
Related party receivable, Balance outstanding	23,600,000		20,000,000
Asset (Purchase) Sales [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	300,000
Related party receivable, Balance outstanding	300,000		(100,000)
Related Party Receivables Purchase Of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	(900,000)	(400,000)
Related party receivable, Balance outstanding	(900,000)		(700,000)
State Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values
Related party receivable, Balance outstanding	(100,000)		(100,000)
Related Party Payables Purchase Of Goods [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Related party, Transaction values	100,000	200,000
Related party payable, Balance outstanding	500,000		400,000
Deferred Income Taxes [Member] | Autoparts Holdings [Member]
Related Party Transaction [Line Items]
Long-term related party payable, Transaction values
Long-term related party payable, Balance outstanding	$ 400,000		$ 400,000